Senior Convertible Notes (Details)	1 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended								12 Months Ended
	May 31, 2013 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2012 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY	May 13, 2008 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2013 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2013 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY	May 19, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	May 13, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 Maximum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Maximum	May 13, 2008 4.5% Senior Convertible Notes due 2013 Maximum USD ($)
Senior Convertible Notes
Aggregate principal amount																$ 350,000,000
Interest rate (as a percent)		9.00%														4.50%
Number of days granted to underwriters for the option to purchase additional Senior Notes								30 days
Option granted to underwriters to purchase additional aggregate principal amount of Senior Notes																					50,000,000
Completed public offering including underwriter's option to purchase additional Senior Notes															400,000,000
Net proceeds from the offering								2,709,538,000
Amount of unamortized financing costs								80,010,000
Amount of financing costs amortized through interest expense										2,606,000		9,656,000		9,364,000
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes									130.00%	130.00%
Minimum number of trading days triggering conversion or redemption feature									20 days	20 days
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes									30 days	30 days
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest									100.00%	100.00%
Interest expenses recognized										12,300,000		56,893,000		65,959,000
Principal amount used for debt instrument conversion ratio									1,000
Conversion rate per $1000 principal amount of the Senior Notes (in ADS)									6.5628	6.5628
Par value per share (in dollars per share)									$ 0.0001
Conversion price (in dollars per ADS)									$ 152.375
Change in fair value of the Embedded Derivatives		(51,867,000)	9,334,000	84,874,000	0	32,000	66,142,000
Interest expense recognized for accretion to the redemption value										24,216,000		96,532,000		104,195,000
Principal amount of debt bought back									0		105,427,000		6,145,000
Buyback price as a percentage of principal amounts																	72.48%	72.48%	95.35%	95.35%
Gain/(loss) from convertible notes buyback			(8,466,000)	4,312,000						0		(8,466,000)		4,312,000
Repayment of remaining principal amount	723,742,000	740,027,000